Dividends on ordinary shares and other equity instruments (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends paid, ordinary shares	£ 200	£ 794
Dividends on preference shares and other shareholders equity	31	27
Ordinary share capital
Dividends paid, ordinary shares	200	794
Dividends paid, relating to prior years	£ 200	174
Dividends, interim		£ 620
Dividends paid on ordinary shares (in GBP per share)	£ 0.09	£ 0.34
Dividends approved but not recognised	£ 700
Preference share capital
Dividends on preference shares and other shareholders equity	£ 31	£ 27
4.75% Euro preference shares
Dividends paid on preference shares (in GBP per share)	£ 53.42	£ 14.37
6.278% US$100 preference shares
Dividends paid on preference shares (in GBP per share)	£ 511.27	£ 459.69